Provisions - additional information (Detail 1) - USD ($) $ in Millions		3 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		$ 2,481
Increase in provisions recognized in the income statement		267
Release of provisions recognized in the income statement		(34)
Provisions used in conformity with designated purpose		(82)
Capitalized reinstatement costs		1
Reclassifications		0
Foreign currency translation / unwind of discount		13
Balance at the end of period		2,646
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[1],[2]	2,072
Increase in provisions recognized in the income statement	[1],[2]	87
Release of provisions recognized in the income statement	[1],[2]	(24)
Provisions used in conformity with designated purpose	[1],[2]	(27)
Capitalized reinstatement costs	[1]	0
Reclassifications	[1]	0
Foreign currency translation / unwind of discount	[1],[2]	11
Balance at the end of period	[1],[2]	2,119
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		61
Increase in provisions recognized in the income statement	[3]	147
Release of provisions recognized in the income statement	[3]	(6)
Provisions used in conformity with designated purpose	[3]	(23)
Capitalized reinstatement costs	[3]	0
Reclassifications	[3]	1
Foreign currency translation / unwind of discount	[3]	(2)
Balance at the end of period	[4]	179
Personnel-related restructuring provisions		135	$ 12	$ 18
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	[5]	348
Increase in provisions recognized in the income statement	[5]	33
Release of provisions recognized in the income statement	[5]	(4)
Provisions used in conformity with designated purpose	[5]	(31)
Capitalized reinstatement costs	[5]	1
Reclassifications	[5]	(1)
Foreign currency translation / unwind of discount	[5]	5
Balance at the end of period		348
Provisions for onerous restructuring contracts		$ 40	$ 44	$ 49

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks
[2]	Provisions, if any, for matters described in this Note are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank and Group Functions.
[3]	Includes personnel-related restructuring provisions of USD 135 million as of 30 June 2021 (31 March 2021: USD 12 million; 31 December 2020: USD 18 million) and provisions for onerous contracts of USD 40 million as of 30 June 2021 (31 March 2021: USD 44 million; 31 December 2020: USD 49 million).
[4]	Includes personnel-related restructuring provisions of USD 135 million as of 30 June 2021 (31 March 2021: USD 12 million; 31 December 2020: USD 18 million) and provisions for onerous contracts of USD 40 million as of 30 June 2021 (31 March 2021: USD 44 million; 31 December 2020: USD 49 million).
[5]	Mainly includes provisions related to real estate, employee benefits and operational risks.